Commitments (Details 2) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Operating lease commitments for office facility and transportation equipment
No later than 1 year	¥ 400	¥ 198
Later than 1 year and no later than 5 years	623	214
More than 5 years	33	8
Total	1,056	420
Rental expenses under operating leases	¥ 322	¥ 217	¥ 251